Intangible Assets Other Than Goodwill - Amortization Expense (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 684	$ 683	$ 683
Favorable lease terms charter-out	(11,062)	(8,646)	(6,302)
Total	$ (10,378)	$ (7,963)	$ (5,619)